Amount Due from/(to) Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Amount Due from/(to) Related Parties [Abstract]
Schedule of the Related Parties with whom the Company Conducted Transactions

The following is a list of the related parties with whom the Company conducted transactions for the year ended December 31, 2024 and 2023, and their relations with the Company:

Name of the related parties	Relation with the Company
Mr. Risheng Li	Founder, chairman of board of director, chief executive officer
Energy Science Artist Holding Limited	Shareholder of the Company